Related Party Transactions	3 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 – Related Party Transactions

Conflicts of Interests

Magellan Gold Corporation (“Magellan”) is a company under common control. Mr. John Gibbs is a significant shareholder in both Athena and Magellan. Athena and Magellan are both involved in the business of acquisition and exploration of mineral resources.

Silver Saddle Resources, LLC (“Silver Saddle”) is also a company under common control. Mr. Power and Mr. Gibbs are the owners and managing members of Silver Saddle. Athena and Silver Saddle are both involved in the business of acquisition and exploration of mineral resources.

There exists no arrangement or understanding with respect to the resolution of future conflicts of interest. The existence of common ownership and common management could result in significantly different operating results or financial position from those that could have resulted had Athena, Magellan and Silver Saddle been autonomous.

Management Fees

The Company is subject to a month-to-month management agreement with Mr. Power requiring a monthly payment of $2,500 as consideration for the day-to-day management of Athena, $7,500 was recorded as management fees and are included in general and administrative expenses in the accompanying consolidated statements of operations. Mr. Power submits expense reports and makes advances to the Company for ordinary business expenses with a balance due as of March 31, 2023 of $100,060.

Note Payable

In January 2023, the Company executed a promissory note with John Gibbs for $25,000 at 6% that is payable on demand.

In March 2023, the Company received an advance deposit of $25,000 from John Gibbs.